Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 3,002	$ 2,150
Property and equipment accumulated depreciation	10,289	6,653
Intangible assets, accumulated amortization	$ 182	$ 0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	45,280,280	43,416,200
Common stock, shares outstanding	45,280,280	43,416,200